DEPRECIATION AND AMORTIZATION (Tables)	9 Months Ended
Sep. 30, 2022
Disclosure of depreciation and amortization expense [Abstract]
Schedule of depreciation and amortization expense
	Three Months Ended		Nine Months Ended
	Sept 30, 2022	Sept 30, 2021	Sept 30, 2022	Sept 30, 2021
	$	$	$	$
Depreciation of ROU assets	87	85	259	218
Depreciation of PPE	87	43	202	104
R&D - Depreciation	174	128	461	322
G&A - Amortization of patent rights	40	40	102	81
Depreciation and Amortization	214	168	563	403